Goodwill and other intangible assets - Future amortization (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite Lived Intangible Assets
Gross carrying amount	$ 4,775	$ 4,910
Accumulated amortization	(2,438)	(2,208)
Total	2,337	2,702
Additions to intangible assets other than goodwill	111	96
Amortization expense
Amortization expense of intangible assets other than goodwill	396	454	$ 476
Future amortization expense of intangible assets
2016	364
2017	271
2018	236
2019	175
2020	175
Thereafter	1,116
Total	2,337	2,702
Capitalized software for internal use
Finite Lived Intangible Assets
Gross carrying amount	692	719
Accumulated amortization	(567)	(599)
Total	125	120
Additions to intangible assets other than goodwill	63	52
Amortization expense
Amortization expense of intangible assets other than goodwill	60	72	81
Future amortization expense of intangible assets
Total	125	120
Capitalized software for sale
Finite Lived Intangible Assets
Gross carrying amount	401	405
Accumulated amortization	(357)	(354)
Total	44	51
Additions to intangible assets other than goodwill	15	28
Amortization expense
Amortization expense of intangible assets other than goodwill	21	20	34
Future amortization expense of intangible assets
Total	44	51
Intangibles other than software:
Amortization expense
Amortization expense of intangible assets other than goodwill	315	362	$ 361
Intangibles other than software: Customer-related
Finite Lived Intangible Assets
Gross carrying amount	2,517	2,618
Accumulated amortization	(767)	(623)
Total	1,750	1,995
Future amortization expense of intangible assets
Total	1,750	1,995
Intangibles other than software: Technology-related
Finite Lived Intangible Assets
Gross carrying amount	790	782
Accumulated amortization	(585)	(479)
Total	205	303
Additions to intangible assets other than goodwill	33
Future amortization expense of intangible assets
Total	205	303
Intangibles other than software: Marketing-related
Finite Lived Intangible Assets
Gross carrying amount	308	314
Accumulated amortization	(140)	(120)
Total	168	194
Future amortization expense of intangible assets
Total	168	194
Intangibles other than software: Other
Finite Lived Intangible Assets
Gross carrying amount	67	72
Accumulated amortization	(22)	(33)
Total	45	39
Additions to intangible assets other than goodwill		16
Future amortization expense of intangible assets
Total	$ 45	$ 39